Provisions, contingent liabilities, contingent assets and credit commitments - Provisions (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Reconciliation of changes in other provisions
Balance at beginning of the year	$ 1,928
Impact on adoption of AASB 9		$ 98
Restated opening balance		2,026
Additions	2,777
Utilisation	(1,519)
Reversal of unutilised provisions	(114)
Other	(1)
Balance at end of the year	3,169
Long service leave
Reconciliation of changes in other provisions
Balance at beginning of the year	417
Restated opening balance		417
Additions	90
Utilisation	(51)
Balance at end of the year	456
Annual leave and other employee benefits
Reconciliation of changes in other provisions
Balance at beginning of the year	699
Restated opening balance		699
Additions	866
Utilisation	(931)
Reversal of unutilised provisions	(20)
Balance at end of the year	614
Litigation and non-lending losses
Reconciliation of changes in other provisions
Balance at beginning of the year	53
Restated opening balance		53
Additions	66
Utilisation	(81)
Balance at end of the year	38
Provisions for credit commitments
Reconciliation of changes in other provisions
Balance at beginning of the year	239
Impact on adoption of AASB 9		98
Restated opening balance		337
Reversal of unutilised provisions	(32)
Balance at end of the year	305
Leasehold premises
Reconciliation of changes in other provisions
Balance at beginning of the year	24
Restated opening balance		24
Additions	7
Utilisation	(7)
Balance at end of the year	24
Restructuring provisions
Reconciliation of changes in other provisions
Balance at beginning of the year	27
Restated opening balance		27
Additions	259
Utilisation	(125)
Reversal of unutilised provisions	(1)
Balance at end of the year	160
Compliance, regulation and remediation provisions
Reconciliation of changes in other provisions
Balance at beginning of the year	469
Restated opening balance		469
Additions	1,489
Utilisation	(324)
Reversal of unutilised provisions	(61)
Other	(1)
Balance at end of the year	1,572
Parent Entity
Reconciliation of changes in other provisions
Balance at beginning of the year	1,766
Impact on adoption of AASB 9		95
Restated opening balance		1,861
Additions	2,658
Utilisation	(1,436)
Reversal of unutilised provisions	(103)
Balance at end of the year	2,980
Parent Entity | Long service leave
Reconciliation of changes in other provisions
Balance at beginning of the year	386
Restated opening balance		386
Additions	90
Utilisation	(48)
Balance at end of the year	428
Parent Entity | Annual leave and other employee benefits
Reconciliation of changes in other provisions
Balance at beginning of the year	639
Restated opening balance		639
Additions	813
Utilisation	(876)
Reversal of unutilised provisions	(19)
Balance at end of the year	557
Parent Entity | Litigation and non-lending losses
Reconciliation of changes in other provisions
Balance at beginning of the year	37
Restated opening balance		37
Additions	53
Utilisation	(67)
Balance at end of the year	23
Parent Entity | Provisions for credit commitments
Reconciliation of changes in other provisions
Balance at beginning of the year	206
Impact on adoption of AASB 9		95
Restated opening balance		301
Reversal of unutilised provisions	(26)
Balance at end of the year	275
Parent Entity | Leasehold premises
Reconciliation of changes in other provisions
Balance at beginning of the year	24
Restated opening balance		24
Additions	7
Utilisation	(7)
Balance at end of the year	24
Parent Entity | Restructuring provisions
Reconciliation of changes in other provisions
Balance at beginning of the year	27
Restated opening balance		27
Additions	259
Utilisation	(125)
Reversal of unutilised provisions	(1)
Balance at end of the year	160
Parent Entity | Compliance, regulation and remediation provisions
Reconciliation of changes in other provisions
Balance at beginning of the year	447
Restated opening balance		$ 447
Additions	1,436
Utilisation	(313)
Reversal of unutilised provisions	(57)
Balance at end of the year	$ 1,513